Net (Loss) Income Per Share (Details)	6 Months Ended
Jun. 30, 2024
Class A Common Stock [Member]
Net (Loss) Income Per Share [Line Items]
Vote per share	one
Class V Common Stock [Member]
Net (Loss) Income Per Share [Line Items]
Vote per share	one